Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to Property, plant and equipment	$ 0
Property, plant and equipment pledged as security for outstanding bank loans and other payables	0	$ 514,625
Property, plant and equipment	740,906	888,862	$ 917,974
Ganzi Ferroatlantica Silicon Industry Company Ltd
Disclosure of impairment loss and reversal of impairment loss [abstract]
Net reduction of property, plant and equipment	48,775
Ferroatlantica S.A.U. and Ultracore Polska Zoo
Disclosure of impairment loss and reversal of impairment loss [abstract]
Net reduction of property, plant and equipment	$ 94,401
Hidro Nitro Española S.A.
Disclosure of impairment loss and reversal of impairment loss [abstract]
Net reduction of property, plant and equipment		5,393
Other segments | Spain
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to Property, plant and equipment		40,537
Property, plant and equipment		$ 40,590